Commitments and contingencies	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Commitments and contingencies
33. Commitments and contingencies
Until March 31, 2019, prior to adoption of IFRS 16, the Company had taken office, vehicles and IT equipment under cancellable and non-cancellable
operating lease agreements that were renewable on a periodic basis at the option of both the lessor and the lessee. The operating lease agreements extended up to a maximum of fifteen years from their respective dates of inception and some of these lease agreements had price escalation clause. Rental payments under operating leases were
₹
6,236 and
₹
6,490 for the year ended March 31, 2018, and March 31, 2019, respectively.

	As at March 31, 2019
Not later than one year	₹	7,006
Later than one year but not later five years		11,106
Later than five years		1,629

	₹	19,741

Capital commitments:
As at March 31, 2019 and 2020, the Company had committed to spend approximately
₹
12,443 and
₹
14,011 respectively, under agreements to purchase/ construct property and equipment. These amounts are net of capital advances paid in respect of these purchases.
Guarantees:
As at March 31, 2019 and 2020, performance and financial guarantees provided by banks on behalf of the Company to the Indian Government, customers and certain other agencies amount to approximately
₹
18,456 and
₹
18,655 respectively, as part of the bank line of credit.
Contingencies and lawsuits:
The Company is subject to legal proceedings and claims (including tax assessment orders/ penalty notices) which have arisen in the ordinary course of its business. Some of the claims involve complex issues and it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of such proceedings. However, the resolution of these legal proceedings is not likely to have a material and adverse effect on the results of operations or the financial position of the Company. The significant of such matters are discussed below.
In March 2004, the Company received a tax demand for the year ended March 31, 2001 arising primarily on account of denial of deduction under section 10A of the Income Tax Act, 1961 in respect of profit earned by the Company’s undertaking in Software Technology Park at Bengaluru. The same issue was repeated in the successive assessments for the years ended March 31, 2002 to March 31, 2011 and the aggregate demand is
₹
47,583 (including interest of
₹
13,832). The appeals filed against the said demand before the Appellate authorities have been allowed in favor of the Company by the second appellate authority for the years up to March 31, 2008. Further appeals have been filed by the Income tax authorities before the Hon’ble High Court. The Hon’ble High Court has heard and disposed-off
majority of the issues in favor of the Company up to years ended March 31, 2004. Department has filed a Special Leave Petition before the Supreme Court of India for the years ended March 31, 2001 to March 31, 2004.
On similar issues for years up to March 31, 2000, the Hon’ble High Court of Karnataka has upheld the claim of the Company under section 10A of the Income Tax Act, 1961. For the year ended March 31, 2009, the appeals are pending before Income Tax Appellate Tribunal (“
ITAT
”). For years ended March 31, 2010 and March 31, 2011, the Dispute Resolution Panel allowed the claim of the Company under section 10A of the Income Tax Act, 1961. The Income tax authorities have filed an appeal before the Hon’ble ITAT.
For the year ended March 31, 2013, the Company received the final assessment order in November 2017 with a demand of
₹
3,286 (including interest of
₹
1,166), arising primarily on account of section 10AA issues with respect to exclusion from Export Turnover. The Company has filed an appeal before Hon’ble ITAT, Bengaluru within the prescribed timelines.
For the year ended March 31, 2014, the Company received the final assessment order in September 2018 with a demand of
₹
1,030 (including nil interest), arising primarily on account of transfer pricing issues. The Company has filed an appeal before the Hon’ble ITAT, Bengaluru within the prescribed timelines.
For the year ended March 31, 2015, the Company received the final assessment order in October 2019 with an estimated demand of
₹
1,347 (including nil interest), arising primarily on account of capitalization of wages. The Company has filed an appeal before the Hon’ble ITAT, Bengaluru within the prescribed timelines.

For the year ended March 31, 2016, the Company received the draft assessment order in December 2019 with an estimated demand of
₹
704 (including nil interest), arising primarily on account of capitalization of wages. The Company has filed the objections before the Dispute Resolution Panel (Bengaluru) within the prescribed timelines.
For the year ended March 31, 2007 to year ended March 31, 2012, the Company has received a tax demand of
₹
227 (including
₹
102 interest) for
non-deduction
of tax at source on some payments. The Company has already deposited the demand under protest. The Company received order issued by ITAT, Bengaluru rejecting the Company’s appeal. The Company has filed an appeal against the order with the Hon’ble High Court of Karnataka within the prescribed timelines. The Company has received a favorable order on this issue from the Hon’ble High Court of Karnataka for the earlier years.
Income tax demands against the Company amounting to
₹
66,441 and
₹
77,873 are not acknowledged as debt as at March 31, 2019 and March 31, 2020, respectively. These matters are pending before various Appellate Authorities and the management expects its position will likely be upheld on ultimate resolution and will not have a material adverse effect on the Company’s financial position and results of operations.
The contingent liability in respect of disputed demands for excise duty, custom duty, sales tax and other matters amounts to
₹
8,477 and
₹
8,033 as of March 31, 2019 and March 31, 2020, respectively. However, the resolution of these disputed demands is not likely to have a material and adverse effect on the results of operations or the financial position of the Company.
The Hon’ble Supreme Court of India, through a ruling in February 2019, provided interpretation on the components of Salary on which the Company and its employees are to contribute towards Provident Fund under the Employee’s Provident Fund Act. Based on the current evaluation, the Company believes it is not probable that certain components of Salary paid by the Company will be subject to contribution towards Provident Fund due to the Supreme Court order. The Company will continue to monitor and evaluate its position based on future events and developments.